Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Concentration [Abstract]
CONCENTRATION

NOTE 15 – CONCENTRATION

For the nine months ended September 30, 2018, two of our customers accounted for approximately 51.6% and 26.7% of sales. For the nine months ended September 30, 2017, three of our customers accounted for approximately 39.4%, 25.9%, and 18.2% of sales

For the nine months ended September 30, 2018, the Company purchased approximately 18.5% of its products from one distributor, as compared to the nine months ended September 30, 2017, the Company purchased approximately 12.5% of its products from one distributor.

For the nine months ended September 30, 2018, three of our customers accounted for 50.0%, 22.8%, and 10.5% of accounts receivable, as compared to the nine months ended September 30, 2017, where two of our customers accounted for 45.2% and 10.6% of accounts receivable.

For the three months ended September 30, 2018, two of our customers accounted for approximately 66.0% and 29.7% of sales. For the three months ended September 30, 2017, three of our customers accounted for approximately 42.9%, 19.8%, and 17.5% of sales.

For the three months ended September 30, 2018, the company did not purchase more than 10% of its products from any single distributor, as compared to the three months ended September 30, 2017, the Company purchased approximately 16.7% and 12.0% respectively of its products from two distributors.

NOTE 15 – CONCENTRATION

For the year ended December 31, 2017, two of our customers accounted for approximately 45% and 23% of sales. For the year ended December 31, 2016, one of our customer accounted for approximately 94% of sales.

For the year ended December 31, 2017, the company purchased approximately 13% of its products from one distributor, as compared to 2016 where no distributor accounted for more than 10% of product purchased.

For the year ended December 31, 2017, three of our customers accounted for 54%, 15% and 15% of accounts receivable, as compared to 2016 where no customer accounted for more than 10% of accounts receivable.